Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 20, 2022, Viewbix Inc. (the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “Original Form 8-K”), reporting, among other items, that on September 19, 2022 (the “Closing Date”), the Company completed its previously announced Agreement and Plan of Merger (the “Reorganization”) with Gix Media Ltd., (“Gix Media”) and Vmedia Merger Sub Ltd. (“Merger Sub”), a wholly-owned subsidiary of the Company, pursuant to which Merger Sub merged with and into Gix Media, and Gix Media, the surviving entity, became a wholly-owned subsidiary of the Company. Prior to the Closing Date of the Reorganization, Gix Media was a majority-owned subsidiary of Gix Internet Ltd. (“Gix Internet”), which held 65.47% of the Common Stock of the Company, on a fully diluted basis. At the Closing Date of the Reorganization, all outstanding ordinary shares of Gix Media., having no par value (the “Gix Media Shares”) were exchanged for 90% of the Company’s common stock, par value $0.0001 per share (“Common Stock”) on a fully diluted basis, such that at the Closing Date, Gix Internet held 76.67% of the Common Stock on a fully diluted basis.
Document Period End Date	Dec. 31, 2021
Entity File Number	000-15746
Entity Registrant Name	Viewbix Inc.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Derech Menachem Begin Street
Entity Address, City or Town	Ramat Gan
Entity Address, Postal Zip Code	5268104
City Area Code	972
Local Phone Number	9-774-1505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false